united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number:	811-08549

Oak Associates Funds

(Exact name of registrant as specified in charter)

3800 Embassy Parkway, Suite 310

Akron, Ohio     44333

(Address of principal executive offices)     (Zip code)

Charles A. Kiraly

3800 Embassy Parkway, Suite 310

Akron, Ohio 44333

(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-888-462-5386

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Black Oak Emerging Technology Fund

Class I (BOGSX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Black Oak Emerging Technology Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.  You can find additional information about the Fund at https://oakfunds.com/strategies/black-oak-emerging-technology/. You can also request this information by contacting us at (888) 462-5386.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$116	1.05%

How did the Fund perform during the reporting period?

This past year, the technology sector once again outperformed, supported by its durable growth profile, superior profitability, and central role in driving innovation across the economy. While smaller-capitalization stocks generally lagged for much of the period, the Federal Reserve’s pivot back to interest-rate cuts helped spark a late-year recovery—momentum that is expected to continue serving as a tailwind. Across the industry, however, enthusiasm surrounding the long-term potential of Artificial Intelligence (AI) remained the dominant catalyst for equity performance.

Lam Research and Zscaler were among the Fund’s strongest contributors. Lam Research benefited from persistent strength in semiconductor capital spending, as demand for AI-optimized chips and the infrastructure required to support them exceeded expectations. Meanwhile, cybersecurity provider Zscaler delivered robust returns thanks to accelerating enterprise demand for cloud-based security solutions capable of protecting corporate networks from increasingly sophisticated threats. Detractors during the period were concentrated in companies with heavy exposure to federal spending, including Parsons Corporation and Science Applications International. The change in administration, along with new initiatives such as the Department of Government Efficiency (DOGE), weighed on investor sentiment toward government-services firms. Although revenues have softened, the most severe outcomes feared earlier in the year have not materialized. Nonetheless, uncertainty surrounding the pace and direction of future government contracting remains elevated in the near term.

The Fund stayed focused on finding companies that are tapping into high-growth and emerging areas of the technology sector. While rapid growth matters, seeking to keep the portfolio invested in high-quality businesses remained a key characteristic of the strategy as well.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Black Oak Emerging Technology Fund	S&P 500® Equal Weighted Information Technology Index	S&P Composite 1500® Index
Oct-2015	$10,000	$10,000	$10,000
Oct-2016	$10,959	$11,460	$10,469
Oct-2017	$13,278	$15,793	$12,957
Oct-2018	$14,356	$17,121	$13,846
Oct-2019	$15,844	$20,825	$15,737
Oct-2020	$20,514	$24,101	$17,084
Oct-2021	$31,781	$35,852	$24,542
Oct-2022	$24,135	$29,065	$21,015
Oct-2023	$23,330	$32,021	$22,909
Oct-2024	$31,373	$44,190	$31,510
Oct-2025	$38,401	$57,037	$37,878

Average Annual Total Returns

	1 Year	5 Years	10 Years
Black Oak Emerging Technology Fund	22.40%	13.36%	14.40%
S&P 500® Equal Weighted Information Technology Index	29.07%	18.80%	19.02%
S&P Composite 1500® Index	20.21%	17.26%	14.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$67,472,695
Number of Portfolio Holdings	31
Advisory Fee	$439,111
Portfolio Turnover	7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
74.1%
Industrials
9.1%
Consumer Discretionary
6.1%
Health Care
3.4%
Communications
2.8%
Cash & Other Assets
4.5%

Value	Value
Cash & Other Assets	4.5%
Communications	2.8%
Health Care	3.4%
Consumer Discretionary	6.1%
Industrials	9.1%
Technology	74.1%

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Black Oak Emerging Technology Fund - Class I (BOGSX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://oakfunds.com/strategies/black-oak-emerging-technology/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-BOGSX

Live Oak Health Sciences Fund

Class I (LOGSX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Live Oak Health Sciences Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.  You can find additional information about the Fund at https://oakfunds.com/strategies/live-oak-health-sciences/. You can also request this information by contacting us at (888) 462-5386.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$107	1.04%

How did the Fund perform during the reporting period?

This past year, health care stocks delivered moderate performance relative to the broader US equity market. The sector lagged AI-driven technology and telecommunication sectors due to macroeconomic factors and evolving tariff policy expectations. Investors showed a strong preference toward industries exposed to AI capital spending trends and interest-rate cut beneficiaries. Health care is neither of those things. Nonetheless, the sector maintains attractive fundamentals, favorable valuations, and aging demographics trends.

The Fund’s performance was shaped by pronounced dispersion within the sector. Holdings in biotechnology and life sciences tools contributed positively, reflecting improving growth opportunities. Meanwhile, GLP-1 weight loss suppliers, such as Eli Lilly and Novo Nordisk advanced sharply early in the year, only to succumb to growing competition in 2025. Managed care companies were underperformers during the year as political scrutiny of reimbursement rates and Medicare Advantage program margins remained an overhang.

Despite these headwinds, the Fund’s diversified exposure across therapeutics, devices, and life sciences tools helped mitigate volatility. Select small- and mid-cap innovators in oncology and gene therapy rebounded late in the fiscal year as risk appetite returned. Throughout the year, the Fund continued to focus on companies that we feel maintain durable intellectual property, robust balance sheets, and strong innovation pipelines.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Live Oak Health Sciences Fund	S&P Health Care Select Sector Index	S&P Composite 1500® Index
Oct-2015	$10,000	$10,000	$10,000
Oct-2016	$9,819	$9,604	$10,469
Oct-2017	$11,172	$11,775	$12,957
Oct-2018	$12,031	$13,104	$13,846
Oct-2019	$12,320	$14,235	$15,737
Oct-2020	$12,397	$15,667	$17,084
Oct-2021	$16,144	$20,965	$24,542
Oct-2022	$16,782	$21,135	$21,015
Oct-2023	$15,808	$20,171	$22,909
Oct-2024	$18,198	$24,188	$31,510
Oct-2025	$19,286	$24,179	$37,878

Average Annual Total Returns

	1 Year	5 Years	10 Years
Live Oak Health Sciences Fund	5.98%	9.24%	6.79%
S&P Health Care Select Sector Index	-0.03%	9.07%	9.23%
S&P Composite 1500® Index	20.21%	17.26%	14.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$51,602,631
Number of Portfolio Holdings	32
Advisory Fee	$367,760
Portfolio Turnover	24%

What did the Fund invest in?

Sector Weighting (% of net assets)

Health Care
97.6%
Technology
2.0%
Cash & Other Assets
0.4%

Value	Value
Cash & Other Assets	0.4%
Technology	2.0%
Health Care	97.6%

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Live Oak Health Sciences Fund - Class I (LOGSX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://oakfunds.com/strategies/live-oak-health-sciences/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-LOGSX

Pin Oak Equity Fund

Class I (POGSX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Pin Oak Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.  You can find additional information about the Fund at https://oakfunds.com/strategies/pin-oak-equity/. You can also request this information by contacting us at (888) 462-5386.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$108	0.95%

How did the Fund perform during the reporting period?

This past year, U.S. stocks rose sharply on optimism the Federal Reserve would unwind the tight monetary environment imposed to constrain post pandemic-induced inflation. With inflation retracting and a stable job market, confidence rose that lower interest rates were eminent. Large-cap technology stocks continued to lead equities, mostly due to their position as strong beneficiaries of AI capital spending and productivity gains.

The Fund’s technology and telecommunication holdings, especially those tied to AI and digital infrastructure, drove results. Amphenol and KLA Corp were among the best performers, as demand for AI hardware and software stayed strong. Alphabet and Meta Platforms also rose strongly as digital ad sales and AI opportunities boosted returns. Outside of the AI-exposed sectors, the Fund’s health care exposure weighed on returns. The sector has faced persistent concerns over tariffs and regulatory changes.

Throughout the fiscal year, the Fund maintained its disciplined approach, emphasizing what we feel are attractively valued growth companies with durable business models.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Pin Oak Equity Fund	S&P Composite 1500® Index	Morningstar US Market TR USD
Oct-2015	$10,000	$10,000	$10,000
Oct-2016	$10,554	$10,469	$10,428
Oct-2017	$12,861	$12,957	$12,921
Oct-2018	$13,600	$13,846	$13,787
Oct-2019	$15,345	$15,737	$15,709
Oct-2020	$15,466	$17,084	$17,350
Oct-2021	$21,976	$24,542	$24,873
Oct-2022	$16,493	$21,015	$20,699
Oct-2023	$18,239	$22,909	$22,584
Oct-2024	$23,907	$31,510	$31,187
Oct-2025	$30,633	$37,878	$37,736

Average Annual Total Returns

	1 Year	5 Years	10 Years
Pin Oak Equity Fund	28.13%	14.65%	11.85%
S&P Composite 1500® Index	20.21%	17.26%	14.25%
Morningstar US Market TR USD	21.00%	16.81%	14.20%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$149,591,722
Number of Portfolio Holdings	30
Advisory Fee	$1,009,268
Portfolio Turnover	7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 28.0%
Financials 17.6%
Health Care 17.6%
Communications 17.4%
Consumer Discretionary 8.9%
Industrials 5.5%
Materials 3.1%
Energy 1.0%
Cash & Other Assets 0.9%

Value	Value
Cash & Other Assets	0.9%
Energy	1.0%
Materials	3.1%
Industrials	5.5%
Consumer Discretionary	8.9%
Communications	17.4%
Health Care	17.6%
Financials	17.6%
Technology	28.0%

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Pin Oak Equity Fund - Class I (POGSX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://oakfunds.com/strategies/pin-oak-equity/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-POGSX

Red Oak Technology Select Fund

Class I (ROGSX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Red Oak Technology Select Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.  You can find additional information about the Fund at https://oakfunds.com/strategies/red-oak-technology-select/. You can also request this information by contacting us at (888) 462-5386.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$104	0.90%

How did the Fund perform during the reporting period?

This past year, the technology sector again demonstrated its ability to deliver durable, above-trend growth, extending a pattern of outperforming the broader U.S. equity market. Investors rewarded companies with sizable exposure to Artificial Intelligence (AI), fueling strong returns across several large-cap industry leaders. Resilient economic growth supported the continued expansion of earnings and drove increases in corporate spending on targeted areas within technology, such as AI, data infrastructure, and automation.

Against this backdrop, the Fund delivered solid results, with performance led by companies in the semiconductor and software subcategories, including Broadcom, KLA Corp., and Oracle. Broadcom delivered strong returns as demand for its custom semiconductor chips continued to exceed expectations. Both KLA Corp and Oracle are benefiting from the rapid growth in infrastructure spending intended to support the growing demand for AI-related products and services. Relative performance headwinds came primarily from the IT consulting firm, Accenture, and Akamai Technologies, an internet services provider. The consulting area has been pressured by increased client uncertainty driven by rising geopolitical tensions and evolving policy changes, which have slowed demand in the near term. Akamai remains in transition, and while results from their faster-growing services, such as security, are encouraging, they are not yet at scale to offset slowing growth in their legacy content delivery services.

The Fund’s valuation-conscious, financials-first approach continued to benefit the Fund as the technology sector maintained its leadership in the broader market. Expanding profit margins among large-cap, blue-chip technology companies have continued to attract incremental investor interest in these holdings.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Red Oak Technology Select Fund	S&P 500® Equal Weighted Information Technology Index	S&P Composite 1500® Index
Oct-2015	$10,000	$10,000	$10,000
Oct-2016	$11,714	$11,460	$10,469
Oct-2017	$15,903	$15,793	$12,957
Oct-2018	$17,741	$17,121	$13,846
Oct-2019	$20,743	$20,825	$15,737
Oct-2020	$24,152	$24,101	$17,084
Oct-2021	$33,036	$35,852	$24,542
Oct-2022	$24,068	$29,065	$21,015
Oct-2023	$30,458	$32,021	$22,909
Oct-2024	$42,559	$44,190	$31,510
Oct-2025	$55,980	$57,037	$37,878

Average Annual Total Returns

	1 Year	5 Years	10 Years
Red Oak Technology Select Fund	31.53%	18.31%	18.80%
S&P 500® Equal Weighted Information Technology Index	29.07%	18.80%	19.02%
S&P Composite 1500® Index	20.21%	17.26%	14.25%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$781,753,145
Number of Portfolio Holdings	27
Advisory Fee	$4,995,651
Portfolio Turnover	4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
70.2%
Communications
14.5%
Consumer Discretionary
10.4%
Industrials
4.5%
Cash & Other Assets
0.4%

Value	Value
Cash & Other Assets	0.4%
Industrials	4.5%
Consumer Discretionary	10.4%
Communications	14.5%
Technology	70.2%

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Red Oak Technology Select Fund - Class I (ROGSX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://oakfunds.com/strategies/red-oak-technology-select/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-ROGSX

River Oak Discovery Fund

Class I (RIVSX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about River Oak Discovery Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.  You can find additional information about the Fund at https://oakfunds.com/strategies/river-oak-discovery/. You can also request this information by contacting us at (888) 462-5386.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$127	1.23%

How did the Fund perform during the reporting period?

This past year, U.S. equities advanced despite a more volatile backdrop, ultimately finishing with strong returns. The broad market rally was led by large-cap technology and other AI related companies. While small-cap stocks lagged their large-cap brethren, there was a notable risk-on, higher-beta outperformance within the universe. Optimism over a more accommodative interest environment helped rally the segment, but the Fed’s interest rate reduction cycle is still in the early innings.

The Fund benefited from an outsized stance in semiconductor & semiconductor equipment as a key tailwind, as AI-driven buildouts supported orders, earnings revisions, and AI-capital spending enthusiasm. Being overweight in capital markets also helped, aided by supportive deregulatory developments and strong equity returns. Detractors included limited exposure to defense and an overweight to IT services, which suffered from DOGE related program cuts.

The Fund maintained a disciplined focus on quality small-cap companies, which can sometimes be outshined by more speculative higher beta stocks, but which we believe offer more consistent long-term appreciation and favorable risk profile.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	River Oak Discovery Fund	S&P SmallCap 600® Index	S&P Composite 1500® Index	Morningstar US Small Cap TR USD
Oct-2015	$10,000	$10,000	$10,000	$10,000
Oct-2016	$10,339	$10,635	$10,469	$10,495
Oct-2017	$12,674	$13,605	$12,957	$13,019
Oct-2018	$12,190	$14,366	$13,846	$13,219
Oct-2019	$13,042	$14,832	$15,737	$14,071
Oct-2020	$14,058	$13,687	$17,084	$13,828
Oct-2021	$22,628	$21,754	$24,542	$20,398
Oct-2022	$19,327	$19,184	$21,015	$16,835
Oct-2023	$18,348	$17,715	$22,909	$16,388
Oct-2024	$22,329	$23,029	$31,510	$21,818
Oct-2025	$23,909	$24,299	$37,878	$24,029

Average Annual Total Returns

	1 Year	5 Years	10 Years
River Oak Discovery Fund	7.08%	11.20%	9.11%
S&P SmallCap 600® Index	5.51%	12.17%	9.28%
S&P Composite 1500® Index	20.21%	17.26%	14.25%
Morningstar US Small Cap TR USD	10.14%	11.69%	9.16%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$21,922,350
Number of Portfolio Holdings	29
Advisory Fee	$157,829
Portfolio Turnover	9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
35.6%
Industrials
32.3%
Financials
15.4%
Health Care
10.1%
Consumer Discretionary
3.6%
Consumer Staples
1.1%
Cash & Other Assets
1.9%

Value	Value
Cash & Other Assets	1.9%
Consumer Staples	1.1%
Consumer Discretionary	3.6%
Health Care	10.1%
Financials	15.4%
Industrials	32.3%
Technology	35.6%

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

River Oak Discovery Fund - Class I (RIVSX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://oakfunds.com/strategies/river-oak-discovery/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-RIVSX

Rock Oak Core Growth Fund

Class I (RCKSX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Rock Oak Core Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.  You can find additional information about the Fund at https://oakfunds.com/strategies/rock-oak-core-growth/. You can also request this information by contacting us at (888) 462-5386.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$132	1.25%

How did the Fund perform during the reporting period?

This past year, U.S. equities navigated a choppier tape yet closed on a strong note. Mega-cap companies again set the pace, widening the gap versus mid-caps, and small-cap cohorts. Sector results were mixed: roughly half delivered solid gains, while areas with less AI exposure or supportive deregulatory developments lagged. Exposure the AI capital spending was a strong tailwind through the market during the fiscal year.

For the Fund, positioning in industrials and health care was a clear tailwind. In industrials, exposure to defense and AI exposed franchises benefited from durable demand and increased enthusiasm for AI. Within health care, the portfolio sidestepped problems in managed care while stock selection in health care distributors added meaningfully.

The Fund continued to focus on disciplined ownership of what we feel represent attractively valued mid-sized growth businesses aligned with durable, long-term secular trends.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Rock Oak Core Growth Fund	S&P MidCap 400® Index	S&P Composite 1500® Index	Morningstar US Mid Cap TR USD
Oct-2015	$10,000	$10,000	$10,000	$10,000
Oct-2016	$10,398	$10,626	$10,469	$10,476
Oct-2017	$13,208	$13,120	$12,957	$12,757
Oct-2018	$14,813	$13,254	$13,846	$13,211
Oct-2019	$14,615	$14,449	$15,737	$15,174
Oct-2020	$15,168	$14,283	$17,084	$16,008
Oct-2021	$19,675	$21,268	$24,542	$23,268
Oct-2022	$16,426	$18,813	$21,015	$19,542
Oct-2023	$16,378	$18,614	$22,909	$19,373
Oct-2024	$21,902	$24,755	$31,510	$26,093
Oct-2025	$24,397	$26,335	$37,878	$28,951

Average Annual Total Returns

	1 Year	5 Years	10 Years
Rock Oak Core Growth Fund	11.39%	9.97%	9.33%
S&P MidCap 400® Index	6.38%	13.02%	10.17%
S&P Composite 1500® Index	20.21%	17.26%	14.25%
Morningstar US Mid Cap TR USD	10.95%	12.58%	11.22%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$12,742,150
Number of Portfolio Holdings	30
Advisory Fee (net of waivers)	$61,459
Portfolio Turnover	12%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
32.8%
Health Care
22.5%
Technology
16.2%
Financials
12.3%
Materials
10.1%
Energy
2.9%
Consumer Discretionary
2.2%
Cash & Other Assets
1.0%

Value	Value
Cash & Other Assets	1.0%
Consumer Discretionary	2.2%
Energy	2.9%
Materials	10.1%
Financials	12.3%
Technology	16.2%
Health Care	22.5%
Industrials	32.8%

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Rock Oak Core Growth Fund - Class I (RCKSX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://oakfunds.com/strategies/rock-oak-core-growth/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-RCKSX

White Oak Select Growth Fund

Class I (WOGSX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about White Oak Select Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.  You can find additional information about the Fund at https://oakfunds.com/strategies/white-oak-select-growth/. You can also request this information by contacting us at (888) 462-5386.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100	0.90%

How did the Fund perform during the reporting period?

This past year, large-cap U.S. stocks rose strongly on continued AI opportunities and optimism over a lower interest rate environment. After almost two years of high short-term lending rates, the Federal Reserve finally started unwinding the restrictive conditions imposed to combat inflation. Uncertain tariff policy rattled equities periodically, but ultimately cooling inflation and a more confident consumer combined to rally stocks.

Financial stocks were strong contributors to performance during the year. Lower interest rates spur commercial lending and mortgage activity. Technology and telecommunication stocks also led markets higher as the primary beneficiaries of AI-related capital spending trends. Investments in semiconductors, cloud computing, and digital advertising drove returns on expectations of AI-based productivity gains and earnings growth. NVIDIA and Microsoft were among top performers due to their exposure to AI data centers. Alphabet and Meta Platforms also delivered solid double-digit gains during the fiscal year. The health care sector, while attractively valued, was a laggard due to persistent uncertainty around tariffs and regulatory changes.

The Fund remained focused on high-quality growth companies with strong balance sheets and steady earnings, especially those we feel are set to benefit from big trends like AI, digitization, and changing consumer habits.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	White Oak Select Growth Fund	S&P 500® Index
Oct-2015	$10,000	$10,000
Oct-2016	$10,407	$10,451
Oct-2017	$12,839	$12,921
Oct-2018	$14,053	$13,870
Oct-2019	$15,550	$15,857
Oct-2020	$17,355	$17,397
Oct-2021	$24,077	$24,862
Oct-2022	$18,436	$21,230
Oct-2023	$20,700	$23,383
Oct-2024	$27,785	$32,272
Oct-2025	$33,631	$39,196

Average Annual Total Returns

	1 Year	5 Years	10 Years
White Oak Select Growth Fund	21.04%	14.15%	12.89%
S&P 500® Index	21.45%	17.64%	14.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$458,927,730
Number of Portfolio Holdings	26
Advisory Fee	$3,108,669
Portfolio Turnover	11%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
33.1%
Financials
18.4%
Communications
16.8%
Health Care
15.1%
Consumer Discretionary
13.8%
Industrials
2.1%
Cash & Other Assets
0.7%

Value	Value
Cash & Other Assets	0.7%
Industrials	2.1%
Consumer Discretionary	13.8%
Health Care	15.1%
Communications	16.8%
Financials	18.4%
Technology	33.1%

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

White Oak Select Growth Fund - Class I (WOGSX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://oakfunds.com/strategies/white-oak-select-growth/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-WOGSX

(b)	Not applicable

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)(1)	The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)	The audit committee financial expert is David Gruber, who is “independent” for purposes of this Item 3 of Form N-CSR.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

Fiscal year ended 2025:	$91,700
Fiscal year ended 2024:	$87,500

(b)	Audit-Related Fees

Fiscal year ended 2025:	$0
Fiscal year ended 2024:	$0

(c)	Tax Fees

Fiscal year ended 2025:	$30,500
Fiscal year ended 2024:	$21,000

Fees for 2025 and 2024 related to the review of the registrant’s tax returns. Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)	All Other Fees

Fiscal year ended 2025:	$0
Fiscal year ended 2024:	$0

(e)	(1)	Not applicable

(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees and services billed by the applicable principal account for the two most recent fiscal years:

Fiscal year ended 2025:	$0
Fiscal year ended 2024:	$0

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable

(j)	Not applicable

Item 5. Audit Committee of Listed Companies.

Not applicable

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

OAK
ASSOCIATES FUNDS

# ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

October 31, 2025

| | |
|---|---|
| **White Oak Select Growth Fund** | WOGSX |
| **Pin Oak Equity Fund** | POGSX |
| **Rock Oak Core Growth Fund** | RCKSX |
| **River Oak Discovery Fund** | RIVSX |
| **Red Oak Technology Select Fund** | ROGSX |
| **Black Oak Emerging Technology Fund** | BOGSX |
| **Live Oak Health Sciences Fund** | LOGSX |

OAK ASSOCIATES FUNDS Grow Stronger Together.

OAK ASSOCIATES FUNDS

This Page Intentionally Left Blank

At Oak, we believe the sustainable long-term growth for investors is best achieved through a concentrated focus on companies and sectors. Our high-conviction stock selection process centers on identifying multiple drivers of growth and engaging in fundamental research to uncover the right businesses within the right sectors. We then take meaningful positions - targeting unrealized value and seeking long-term capital appreciation independent of typical index results.

Dual-Concentrated Investment Approach

Long-term fundamental and multi-cycle analysis to uncover the highest conviction sectors and holdings fueled by multiple drivers of growth.

SECTOR GROWTH DRIVERS

▼	Overall Macro Trends
▼	Relative Valuations
▼	Competitive Durability
▼	Earnings Sustainability
▼	Sub-sector Thematics
▼	Rates and Yields

FAVORABLE SECTORS
Top-down approach
OAK
Bottom-up approach
ATTRACTIVE STOCKS

COMPANY GROWTH DRIVERS

Quantitative Screens	▲
Management Strength & Track Report	▲
MOAT+ Competitive Advantage	▲
Business Sustainability & Pricing Power	▲
Market Position & Leadership	▲
Long-term Earnings Growth	▲

Our Top-Down approach identifies Favorable Sectors in which to invest, while our Bottom-Up approach finds Attractive Stocks within those Favorable Sectors.

TABLE of CONTENTS

Financial Statements
Schedules of Investments	1
Statements of Assets and Liabilities	22
Statements of Operations	24
Statements of Changes in Net Assets	26
Financial Highlights	32
Notes to Financial Statements	36
Report of Independent Registered Public Accounting Firm	48
Additional Information	49

Schedule of Investments	White Oak Select Growth Fund
As of October 31, 2025

	Shares	Fair Value
COMMON STOCKS — 99.26%
COMMUNICATIONS — 16.81%
Internet Media & Services — 16.81%
Alphabet, Inc. - Class A	71,802	$20,190,004
Alphabet, Inc. - Class C	122,396	34,493,641
Meta Platforms, Inc. - Class A	34,651	22,465,976
		77,149,621
CONSUMER DISCRETIONARY — 13.76%
E-Commerce Discretionary — 9.09%
Amazon.com, Inc.(a)	170,913	41,740,373

Retail - Discretionary — 4.67%
Lowe’s Companies, Inc.	90,000	21,431,700

FINANCIALS — 18.42%
Asset Management — 6.47%
Charles Schwab Corp. (The)	314,100	29,688,732

Banking — 7.25%
JPMorgan Chase & Co.	106,957	33,276,462

Institutional Financial Services — 1.14%
State Street Corp.(b)	45,300	5,239,398

Insurance — 3.56%
Chubb Ltd.	58,937	16,322,013

HEALTH CARE — 15.06%
Biotech & Pharma — 8.44%
Amgen, Inc.	82,460	24,608,538
Novartis AG — ADR(b)	114,060	14,119,487
		38,728,025
Health Care Facilities & Services — 4.40%
Cigna Corp.	32,952	8,053,799
Labcorp Holdings, Inc.	47,770	12,131,669
		20,185,468

1-888-462-5386 | www.oakfunds.com	1

White Oak Select Growth Fund	Schedule of Investments
As of October 31, 2025

	Shares	Fair Value
Medical Equipment & Devices — 2.22%
Alcon, Inc.(b)	138,000	$10,196,820

INDUSTRIALS — 2.12%
Electrical Equipment — 2.12%
Rockwell Automation, Inc.	26,392	9,721,757

TECHNOLOGY — 33.09%
Semiconductors — 18.08%
Broadcom, Inc.	40,000	14,785,200
KLA Corp.	26,628	32,186,329
NXP Semiconductors NV	66,513	13,909,198
QUALCOMM, Inc.	122,300	22,124,070
		83,004,797
Software — 7.71%
Adobe Systems, Inc.(a)	29,516	10,044,590
Microsoft Corp.	25,500	13,204,155
Salesforce, Inc.	46,585	12,131,200
		35,379,945
Technology Hardware — 5.26%
Cisco Systems, Inc.	330,000	24,126,300

Technology Services — 2.04%
Visa, Inc. - Class A	27,475	9,361,831

TOTAL COMMON STOCKS
(Cost $176,601,774)		455,553,242

2	Annual Financial Statements | October 31, 2025

Schedule of Investments	White Oak Select Growth Fund
As of October 31, 2025

	Shares or Principal ($)	Fair Value
SHORT-TERM INVESTMENTS — 4.27%
REPURCHASE AGREEMENTS — 0.72%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 3.65%, dated 10/31/2025 and maturing 11/3/2025, collateralized by U.S. Treasury Securities with a rate of 4.125% and maturity date of 3/31/2029 with a par value of $3,286,425 and a collateral value of $3,348,509	3,282,845	$3,282,845

COLLATERAL FOR SECURITIES LOANED — 3.55%
Mount Vernon Liquid Assets Portfolio, LLC, 4.10%(c)	16,310,040	16,310,040

TOTAL SHORT-TERM INVESTMENTS
(Cost $19,592,885)		19,592,885

TOTAL INVESTMENTS — 103.53%
(Cost $196,194,659)		475,146,127

Liabilities in Excess of Other Assets — (3.53)%		(16,218,397)

NET ASSETS — 100.00%		$458,927,730

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total Fair Value of securities on loan is $16,003,038.
(c)	Rate disclosed is the seven day effective yield as of October 31, 2025.

ADR — American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	3

Pin Oak Equity Fund	Schedule of Investments
As of October 31, 2025

	Shares	Fair Value
COMMON STOCKS — 99.13%
COMMUNICATIONS — 17.43%
Internet Media & Services — 17.43%
Alphabet, Inc. - Class A	27,500	$7,732,725
Alphabet, Inc. - Class C	41,243	11,623,102
Meta Platforms, Inc. - Class A	10,359	6,716,258
		26,072,085
CONSUMER DISCRETIONARY — 8.92%
E-Commerce Discretionary — 7.60%
Amazon.com, Inc.(a)	46,556	11,369,906

Leisure Facilities & Services — 1.32%
Flutter Entertainment PLC(a)	8,480	1,972,363

ENERGY — 1.03%
Oil & Gas Producers — 1.03%
Coterra Energy, Inc.	65,000	1,537,900

FINANCIALS — 17.63%
Asset Management — 5.84%
Charles Schwab Corp. (The)	92,500	8,743,100

Institutional Financial Services — 7.42%
Bank of New York Mellon Corp. (The)	86,745	9,362,388
Northern Trust Corp.	13,455	1,731,255
		11,093,643
Insurance — 4.37%
Assurant, Inc.	30,900	6,542,148

HEALTH CARE — 17.55%
Biotech & Pharma — 10.22%
Amgen, Inc.	18,500	5,520,955
Gilead Sciences, Inc.	48,145	5,767,290
Regeneron Pharmaceuticals, Inc.	6,139	4,001,400
		15,289,645

4	Annual Financial Statements | October 31, 2025

Schedule of Investments	Pin Oak Equity Fund
As of October 31, 2025

	Shares	Fair Value
Health Care Facilities & Services — 7.33%
McKesson Corp.(b)	10,396	$8,434,691
Quest Diagnostics, Inc.	14,417	2,536,671
		10,971,362
INDUSTRIALS — 5.52%
Electrical Equipment — 3.66%
Amphenol Corp. - Class A	39,304	5,476,619

Industrial Support Services — 1.00%
Applied Industrial Technologies, Inc.	5,815	1,494,978

Machinery — 0.86%
ESAB Corp.	10,997	1,284,670

MATERIALS — 3.11%
Chemicals — 2.07%
New Linde PLC	7,398	3,094,583

Metals & Mining — 1.04%
Newmont Goldcorp Corp.	19,253	1,558,916

TECHNOLOGY — 27.94%
Semiconductors — 8.10%
Cirrus Logic, Inc.(a)	11,836	1,570,045
KLA Corp.	8,729	10,551,092
		12,121,137
Software — 7.58%
Akamai Technologies, Inc.(a)(b)	27,507	2,065,775
Microsoft Corp.	10,953	5,671,573
Zscaler, Inc.(a)	10,872	3,600,154
		11,337,502
Technology Services — 12.26%
Amdocs Ltd.	66,587	5,610,621
Paychex, Inc.	34,649	4,054,972
Visa, Inc. - Class A	25,443	8,669,448
		18,335,041
TOTAL COMMON STOCKS
(Cost $58,619,078)		148,295,598

1-888-462-5386 | www.oakfunds.com	5

Pin Oak Equity Fund	Schedule of Investments
As of October 31, 2025

	Shares or Principal ($)	Fair Value
SHORT-TERM INVESTMENTS — 4.71%
REPURCHASE AGREEMENTS — 0.93%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 3.65%, dated 10/31/2025 and maturing 11/3/2025, collateralized by U.S. Treasury Securities with a rate of 4.125% and maturity date of 3/31/2029 with a par value of $1,392,319 and a collateral value of $1,418,622	1,390,803	$1,390,803

COLLATERAL FOR SECURITIES LOANED — 3.78%
Mount Vernon Liquid Assets Portfolio, LLC, 4.10%(c)	5,647,964	5,647,964

TOTAL SHORT-TERM INVESTMENTS
(Cost $7,038,767)		7,038,767

TOTAL INVESTMENTS — 103.84%
(Cost $65,657,845)		155,334,365

Liabilities in Excess of Other Assets — (3.84)%		(5,742,643)

NET ASSETS — 100.00%		$149,591,722

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total Fair Value of securities on loan is $5,502,168.
(c)	Rate disclosed is the seven day effective yield as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

6	Annual Financial Statements | October 31, 2025

Schedule of Investments	Rock Oak Core Growth Fund
As of October 31, 2025

	Shares	Fair Value
COMMON STOCKS — 99.04%
CONSUMER DISCRETIONARY — 2.16%
Wholesale - Discretionary — 2.16%
Pool Corp.	1,030	$275,072

ENERGY — 2.88%
Oil & Gas Producers — 2.88%
Murphy USA, Inc.(a)	1,024	366,797

FINANCIALS — 12.31%
Institutional Financial Services — 4.71%
Northern Trust Corp.	2,476	318,587
Virtu Financial, Inc. - Class A	8,100	282,204
		600,791
Insurance — 7.60%
Assurant, Inc.	1,830	387,447
Hartford Financial Services Group, Inc. (The)	4,676	580,666
		968,113
HEALTH CARE — 22.50%
Biotech & Pharma — 10.85%
Exelixis, Inc.(b)	15,176	586,856
Jazz Pharmaceuticals PLC(b)	4,005	551,248
Viatris, Inc.	23,547	243,947
		1,382,051
Health Care Facilities & Services — 11.65%
Cardinal Health, Inc.	5,000	953,850
Quest Diagnostics, Inc.(a)	3,015	530,489
		1,484,339
INDUSTRIALS — 32.84%
Aerospace & Defense — 3.25%
TransDigm Group, Inc.(b)	317	414,798

Commercial Support Services — 3.80%
Republic Services, Inc.	2,323	483,742

1-888-462-5386 | www.oakfunds.com	7

Rock Oak Core Growth Fund	Schedule of Investments
As of October 31, 2025

	Shares	Fair Value
Electrical Equipment — 6.09%
BWX Technologies, Inc.	3,000	$640,830
Rockwell Automation, Inc.	367	135,188
		776,018
Industrial Support Services — 3.91%
Applied Industrial Technologies, Inc.	1,936	497,726

Machinery — 15.79%
Curtiss — Wright Corp.	1,434	854,277
ESAB Corp.	3,618	422,655
Nordson Corp.	1,839	426,556
Symbotic, Inc.(a)(b)	3,808	308,257
		2,011,745
MATERIALS — 10.13%
Chemicals — 3.37%
CF Industries Holdings, Inc.(a)	5,159	429,693

Construction Materials — 3.58%
Carlisle Companies, Inc.(a)	1,405	456,695

Metals & Mining — 3.18%
Newmont Goldcorp Corp.	5,000	404,850

TECHNOLOGY — 16.22%
Software — 5.34%
Veeva Systems, Inc. - Class A(a)(b)	900	262,080
Zscaler, Inc.(b)	1,264	418,561
		680,641
Technology Hardware — 8.50%
F5, Inc.(b)	2,070	523,814
NetApp, Inc.	4,748	559,219
		1,083,033
Technology Services — 2.38%
Amdocs Ltd.	3,602	303,505

TOTAL COMMON STOCKS
(Cost $7,151,318)		12,619,609

8	Annual Financial Statements | October 31, 2025

Schedule of Investments	Rock Oak Core Growth Fund
As of October 31, 2025

	Shares or Principal ($)	Fair Value
SHORT-TERM INVESTMENTS — 19.55%
REPURCHASE AGREEMENTS — 1.00%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 3.65%, dated 10/31/2025 and maturing 11/3/2025, collateralized by U.S. Treasury Securities with a rate of 4.125% and maturity date of 3/31/2029 with a par value of $128,055 and a collateral value of $130,474	127,915	$127,915

COLLATERAL FOR SECURITIES LOANED — 18.55%
Mount Vernon Liquid Assets Portfolio, LLC, 4.10%(c)	2,363,930	2,363,930

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,491,845)		2,491,845

TOTAL INVESTMENTS — 118.59%
(Cost $9,643,163)		15,111,454

Liabilities in Excess of Other Assets — (18.59)%		(2,369,304)

NET ASSETS — 100.00%		$12,742,150

(a)	Security, or a portion of the security position, is currently on loan. The total Fair Value of securities on loan is $2,329,633.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven day effective yield as of October 31, 2025.

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	9

River Oak Discovery Fund	Schedule of Investments
As of October 31, 2025

	Shares	Fair Value
COMMON STOCKS — 98.08%
CONSUMER DISCRETIONARY — 3.62%
Retail - Discretionary — 3.62%
Asbury Automotive Group, Inc.(a)	3,380	$792,948

CONSUMER STAPLES — 1.12%
Household Products — 1.12%
Energizer Holdings, Inc.	10,603	246,308

FINANCIALS — 15.37%
Asset Management — 7.04%
AllianceBernstein Holding LP	21,518	865,454
Artisan Partners Asset Management, Inc. - Class A(b)	15,502	676,817
		1,542,271
Banking — 2.38%
Axos Financial, Inc.(a)	6,692	521,842

Insurance — 5.95%
CNO Financial Group, Inc.	19,434	777,749
Selective Insurance Group, Inc.	7,000	527,380
		1,305,129
HEALTH CARE — 10.09%
Biotech & Pharma — 3.75%
Prestige Consumer Healthcare, Inc.(a)	13,557	821,554

Health Care Facilities & Services — 4.15%
Ensign Group, Inc. (The)	5,057	910,766

Medical Equipment & Devices — 2.19%
Lantheus Holdings, Inc.(a)(b)	8,309	479,346

INDUSTRIALS — 32.27%
Commercial Support Services — 13.15%
Barrett Business Services, Inc.	30,847	1,248,378
Korn Ferry	11,359	734,927
V2X, Inc.(a)	15,768	900,195
		2,883,500

10	Annual Financial Statements | October 31, 2025

Schedule of Investments	River Oak Discovery Fund
As of October 31, 2025

	Shares	Fair Value
Electrical Equipment — 8.08%
Advanced Energy Industries, Inc.(b)	8,735	$1,770,847

Industrial Support Services — 4.14%
Applied Industrial Technologies, Inc.	3,530	907,528

Machinery — 6.90%
ESAB Corp.	5,971	697,532
Kadant, Inc.(b)	2,948	815,594
		1,513,126
TECHNOLOGY — 35.61%
Semiconductors — 30.53%
Ambarella, Inc.(a)	7,473	636,924
Cirrus Logic, Inc.(a)	9,439	1,252,083
Cohu, Inc.(a)	33,811	804,364
Diodes, Inc.(a)	6,980	372,453
Kulicke & Soffa Industries, Inc.	22,922	915,275
Silicon Motion Technology Corp. - ADR	11,192	1,098,047
Tower Semiconductor Ltd.(a)	18,941	1,613,205
		6,692,351
Software — 5.08%
Clear Secure, Inc. - Class A	20,198	615,433
Intapp, Inc.(a)	8,873	340,546
Verint Systems, Inc.(a)	7,788	157,940
		1,113,919
TOTAL COMMON STOCKS
(Cost $12,457,884)		21,501,435

1-888-462-5386 | www.oakfunds.com	11

River Oak Discovery Fund	Schedule of Investments
As of October 31, 2025

	Shares or Principal ($)	Fair Value
SHORT-TERM INVESTMENTS — 17.56%
REPURCHASE AGREEMENTS — 1.96%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 3.65%, dated 10/31/2025 and maturing 11/3/2025, collateralized by U.S. Treasury Securities with a rate of 4.125% and maturity date of 3/31/2029 with a par value of $430,832 and a collateral value of $438,971	430,363	$430,363

COLLATERAL FOR SECURITIES LOANED — 15.60%
Mount Vernon Liquid Assets Portfolio, LLC, 4.10%(c)	3,419,280	3,419,280

TOTAL SHORT-TERM INVESTMENTS
(Cost $3,849,643)		3,849,643

TOTAL INVESTMENTS — 115.64%
(Cost $16,307,527)		25,351,078

Liabilities in Excess of Other Assets — (15.64)%		(3,428,728)

NET ASSETS — 100.00%		$21,922,350

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total Fair Value of securities on loan is $3,330,209.
(c)	Rate disclosed is the seven day effective yield as of October 31, 2025.

ADR — American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

12	Annual Financial Statements | October 31, 2025

Schedule of Investments	Red Oak Technology Select Fund
As of October 31, 2025

	Shares	Fair Value
COMMON STOCKS — 99.58%
COMMUNICATIONS — 14.45%
Internet Media & Services — 14.45%
Alphabet, Inc. - Class A	50,000	$14,059,500
Alphabet, Inc. - Class C	248,720	70,094,270
Meta Platforms, Inc. - Class A	44,425	28,802,949
		112,956,719
CONSUMER DISCRETIONARY — 10.39%
E-Commerce Discretionary — 10.39%
Amazon.com, Inc.(a)	263,000	64,229,860
eBay, Inc.	209,030	16,996,229
		81,226,089
INDUSTRIALS — 4.49%
Aerospace & Defense — 2.00%
Lockheed Martin Corp. - Class B	31,728	15,606,369

Electrical Equipment — 2.49%
Amphenol Corp. - Class A	140,000	19,507,600

TECHNOLOGY — 70.25%
Semiconductors — 29.28%
Advanced Micro Devices, Inc.(a)	90,000	23,050,800
Broadcom, Inc.	177,840	65,734,999
KLA Corp.	42,325	51,159,921
NVIDIA Corp.	288,000	58,317,120
NXP Semiconductors NV	113,550	23,745,576
QUALCOMM, Inc.	38,200	6,910,380
		228,918,796
Software — 21.78%
Adobe Systems, Inc.(a)	38,735	13,181,908
Akamai Technologies, Inc.(a)	101,780	7,643,678
Check Point Software Technologies Ltd.(a)	33,700	6,594,416
Microsoft Corp.	99,403	51,471,867
Oracle Corp.	242,554	63,697,106
Synopsys, Inc.(a)	60,970	27,669,405
		170,258,380

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Red Oak Technology Select Fund	Schedule of Investments
As of October 31, 2025

	Shares	Fair Value
Technology Hardware — 11.23%
Apple, Inc.	106,078	$28,680,309
Cisco Systems, Inc.	500,000	36,555,000
NetApp, Inc.	191,334	22,535,318
		87,770,627
Technology Services — 7.96%
Accenture PLC - Class A	50,118	12,534,512
Global Payments, Inc.	78,157	6,077,488
MasterCard, Inc. - Class A	29,642	16,362,088
Visa, Inc. - Class A	80,000	27,259,200
		62,233,288
TOTAL COMMON STOCKS
(Cost $171,041,894)		778,477,868

14	Annual Financial Statements | October 31, 2025

Schedule of Investments	Red Oak Technology Select Fund
As of October 31, 2025

	Shares or Principal ($)	Fair Value
SHORT-TERM INVESTMENTS — 0.48%
REPURCHASE AGREEMENTS — 0.48%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 3.65%, dated 10/31/2025 and maturing 11/3/2025, collateralized by U.S. Treasury Securities with a rate of 4.125% and maturity date of 3/31/2029 with a par value of $3,760,338 and a collateral value of $3,831,375	3,756,242	$3,756,242

TOTAL SHORT-TERM INVESTMENTS
(Cost $3,756,242)		3,756,242

TOTAL INVESTMENTS — 100.06%
(Cost $174,798,136)		782,234,110

Liabilities in Excess of Other Assets — (0.06)%		(480,965)

NET ASSETS — 100.00%		$781,753,145

(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	15

Black Oak Emerging Technology Fund	Schedule of Investments
As of October 31, 2025

	Shares	Fair Value
COMMON STOCKS — 95.46%
COMMUNICATIONS — 2.84%
Entertainment Content — 2.84%
AppLovin Corp. - Class A(a)	3,000	$1,911,990

CONSUMER DISCRETIONARY — 6.08%
E-Commerce Discretionary — 4.14%
MercadoLibre, Inc.(a)	1,200	2,792,712

Leisure Facilities & Services — 1.94%
Flutter Entertainment PLC(a)	5,622	1,307,621

HEALTH CARE — 3.37%
Medical Equipment & Devices — 3.37%
Intuitive Surgical, Inc.(a)	4,259	2,275,498

INDUSTRIALS — 9.07%
Electrical Equipment — 5.27%
Advanced Energy Industries, Inc.	17,560	3,559,939

Industrial Support Services — 3.80%
Applied Industrial Technologies, Inc.	9,964	2,561,645

TECHNOLOGY — 74.10%
Information Technology — 1.87%
Paylocity Holdings Corp.(a)	8,930	1,261,541

Semiconductors — 38.97%
Advanced Micro Devices, Inc.(a)	12,304	3,151,301
Cirrus Logic, Inc.(a)	21,731	2,882,617
Cohu, Inc.(a)	59,077	1,405,442
Diodes, Inc.(a)(b)	25,770	1,375,087
KLA Corp.	3,863	4,669,363
Kulicke & Soffa Industries, Inc.	44,645	1,782,675
Lam Research Corp.	24,638	3,879,500
NVIDIA Corp.	25,160	5,094,648
Silicon Motion Technology Corp. - ADR	20,940	2,054,423
		26,295,056

16	Annual Financial Statements | October 31, 2025

Schedule of Investments	Black Oak Emerging Technology Fund
As of October 31, 2025

	Shares	Fair Value
Software — 22.23%
Clear Secure, Inc. - Class A(b)	44,795	$1,364,904
Crowdstrike Holdings, Inc. - Class A(a)	5,576	3,027,824
Fortinet, Inc.(a)	25,980	2,245,451
Palantir Technologies, Inc. - Class A(a)	7,010	1,405,295
Palo Alto Networks, Inc.(a)	4,419	973,241
Salesforce, Inc.	7,994	2,081,717
Veeva Systems, Inc. - Class A(a)(b)	6,396	1,862,515
Zscaler, Inc.(a)	6,152	2,037,173
		14,998,120
Technology Hardware — 4.18%
F5, Inc.(a)	11,141	2,819,230

Technology Services — 6.85%
Amdocs Ltd.	20,298	1,710,310
CSG Systems International, Inc.(b)	10,000	782,700
Jack Henry & Associates, Inc.	6,981	1,039,750
PayPal Holdings, Inc.(a)	15,720	1,088,924
		4,621,684
TOTAL COMMON STOCKS
(Cost $26,145,401)		64,405,036

1-888-462-5386 | www.oakfunds.com	17

Black Oak Emerging Technology Fund	Schedule of Investments
As of October 31, 2025

	Shares or Principal ($)	Fair Value
SHORT-TERM INVESTMENTS — 12.34%
REPURCHASE AGREEMENTS — 4.63%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 3.65%, dated 10/31/2025 and maturing 11/3/2025, collateralized by U.S. Treasury Securities with a rate of 4.125% and maturity date of 3/31/2029 with a par value of $3,129,479 and a collateral value of $3,188,598	3,126,070	$3,126,070

COLLATERAL FOR SECURITIES LOANED — 7.71%
Mount Vernon Liquid Assets Portfolio, LLC, 4.10%(c)	5,203,456	5,203,456

TOTAL SHORT-TERM INVESTMENTS
(Cost $8,329,526)		8,329,526

TOTAL INVESTMENTS — 107.80%
(Cost $34,474,927)		72,734,562

Liabilities in Excess of Other Assets — (7.80)%		(5,261,867)

NET ASSETS — 100.00%		$67,472,695

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total Fair Value of securities on loan is $5,113,247.
(c)	Rate disclosed is the seven day effective yield as of October 31, 2025.

ADR — American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

18	Annual Financial Statements | October 31, 2025

Schedule of Investments	Live Oak Health Sciences Fund
As of October 31, 2025

	Shares	Fair Value
COMMON STOCKS — 99.59%
HEALTH CARE — 97.60%
Biotech — 27.98%
Amgen, Inc.	8,889	$2,652,744
Exelixis, Inc.(a)	59,000	2,281,530
Gilead Sciences, Inc.	13,718	1,643,279
Incyte Corp.(a)	15,890	1,485,397
Regeneron Pharmaceuticals, Inc.	3,340	2,177,012
United Therapeutics Corp.(a)(b)	5,679	2,529,597
Vertex Pharmaceuticals, Inc.(a)	3,925	1,670,362
		14,439,921
Health Care Facilities — 5.80%
DaVita, Inc.(a)(b)	6,520	776,010
Ensign Group, Inc. (The)	5,779	1,040,798
National Healthcare Corp.	9,847	1,176,126
		2,992,934
Health Care Services — 10.13%
IQVIA Holdings, Inc.(a)	6,554	1,418,679
Labcorp Holdings, Inc.	6,529	1,658,105
Medpace Holdings, Inc.(a)	3,681	2,153,054
		5,229,838
Health Care Supply Chain — 19.03%
Cardinal Health, Inc.	15,989	3,050,221
Cencora, Inc.	8,230	2,780,176
Cigna Corp.	6,199	1,515,098
McKesson Corp.(b)	3,046	2,471,342
		9,816,837
Large Pharmaceuticals — 13.17%
Eli Lilly & Co.	994	857,683
Johnson & Johnson	8,463	1,598,407
Merck & Co., Inc.	13,962	1,200,453
Novartis AG — ADR(b)	17,194	2,128,445
Novo Nordisk A/S — ADR(b)	20,394	1,008,687
		6,793,675
Life Science & Diagnostics — 3.75%
Thermo Fisher Scientific, Inc.	3,410	1,934,800

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Live Oak Health Sciences Fund	Schedule of Investments
As of October 31, 2025

	Shares	Fair Value
Managed Care — 2.41%
Elevance Health, Inc.	3,925	$1,245,010

Medical Devices — 4.62%
Medtronic PLC	12,661	1,148,352
Stryker Corp.	3,479	1,239,359
		2,387,711
Medical Equipment — 6.75%
Intuitive Surgical, Inc.(a)	3,603	1,925,011
Lantheus Holdings, Inc.(a)(b)	27,000	1,557,630
		3,482,641
Specialty & Generic Pharmaceuticals — 3.96%
Jazz Pharmaceuticals PLC(a)(b)	14,849	2,043,817

TECHNOLOGY — 1.99%
Application Software — 1.99%
Veeva Systems, Inc. - Class A(a)(b)	3,525	1,026,480

TOTAL COMMON STOCKS
(Cost $29,019,483)		51,393,664

20	Annual Financial Statements | October 31, 2025

Schedule of Investments	Live Oak Health Sciences Fund
As of October 31, 2025

	Shares or Principal ($)	Fair Value
SHORT-TERM INVESTMENTS — 23.55%
REPURCHASE AGREEMENTS — 0.39%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 3.65%, dated 10/31/2025 and maturing 11/3/2025, collateralized by U.S. Treasury Securities with a rate of 4.125% and maturity date of 3/31/2029 with a par value of $198,952 and a collateral value of $202,710	198,735	$198,735

COLLATERAL FOR SECURITIES LOANED — 23.16%
Mount Vernon Liquid Assets Portfolio, LLC, 4.10%(c)	11,950,511	11,950,511

TOTAL SHORT-TERM INVESTMENTS
(Cost $12,149,246)		12,149,246

TOTAL INVESTMENTS — 123.14%
(Cost $41,168,729)		63,542,910

Liabilities in Excess of Other Assets — (23.14)%		(11,940,279)

NET ASSETS — 100.00%		$51,602,631

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total Fair Value of securities on loan is $11,749,626.
(c)	Rate disclosed is the seven day effective yield as of October 31, 2025.

ADR — American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	21

Statements of Assets and Liabilities
October 31, 2025

	White Oak Select Growth Fund	Pin Oak Equity Fund
ASSETS
Investment securities at value (cost $196,194,659, $65,657,845, $9,643,163, $16,307,527, $174,798,136, $34,474,927, and $41,168,729), including $16,003,038, $5,502,168, $2,329,633, $3,330,209, $–, $5,113,247 and $11,749,626 of securities on loan	$475,146,127	$155,334,365
Cash	—	35,091
Receivable for fund shares sold	3,105	1,695
Dividends and interest receivable	108,333	46,116
Tax reclaims receivable	341,878	—
Prepaid expenses	22,833	11,564
Total Assets	475,622,276	155,428,831

LIABILITIES
Payable for fund shares redeemed	25,276	57,961
Payable for collateral upon return of securities loaned	16,310,040	5,647,964
Investment advisory fees payable	282,290	91,809
Administration fees payable	14,955	5,057
Transfer agent fees payable	6,197	3,044
Trustee fees payable	1,959	667
Other accrued expenses	53,829	30,607
Total Liabilities	16,694,546	5,837,109
NET ASSETS	$458,927,730	$149,591,722

Net Assets consist of:
Paid-in capital (unlimited authorization – no par value)	$146,088,514	$47,749,352
Accumulated earnings	312,839,216	101,842,370
Net Assets	$458,927,730	$149,591,722

Total shares outstanding at end of year	2,816,714	1,573,555

Net asset value, offering and redemption price per share (net assets/shares outstanding)	$162.93	$95.07

22	Annual Financial Statements | October 31, 2025

Rock Oak Core Growth Fund	River Oak Discovery Fund	Red Oak Technology Select Fund	Black Oak Emerging Technology Fund	Live Oak Health Sciences Fund

$15,111,454	$25,351,078	$782,234,110	$72,734,562	$63,542,910
1,898	—	—	10,697	—
200	14,246	50,567	2,042	40,893
13	1,046	104,601	317	20
—	—	—	—	15,988
17,956	10,214	46,140	19,412	10,346
15,131,521	25,376,584	782,435,418	72,767,030	63,610,157

—	—	85,119	20,750	—
2,363,930	3,419,280	—	5,203,456	11,950,511
4,721	13,647	479,835	40,913	32,007
707	885	23,982	2,300	2,014
1,429	1,468	4,872	2,888	1,927
75	37	3,500	310	267
18,509	18,917	84,965	23,718	20,800
2,389,371	3,454,234	682,273	5,294,335	12,007,526
$12,742,150	$21,922,350	$781,753,145	$67,472,695	$51,602,631

$6,564,892	$15,231,885	$128,280,745	$26,122,415	$28,353,642
6,177,258	6,690,465	653,472,400	41,350,280	23,248,989
$12,742,150	$21,922,350	$781,753,145	$67,472,695	$51,602,631

586,361	1,140,700	13,128,113	7,503,055	2,304,566

$21.73	$19.22	$59.55	$8.99	$22.39

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	23

Statements of Operations
For the year ended October 31, 2025

	White Oak Select Growth Fund	Pin Oak Equity Fund
INVESTMENT INCOME
Dividends	$5,950,629	$1,587,463
Securities lending income (net of fees and rebates)	38,598	5,965
Interest	450,401	69,503
Foreign withholding tax	(112,979)	3,246
Total Investment Income	6,326,649	1,666,177

EXPENSES
Investment adviser	3,108,669	1,009,268
Administration	183,640	64,526
Sub transfer agent	95,106	35,710
Trustee	85,874	28,180
Legal	81,366	27,187
Transfer agent	63,335	32,486
Report printing	33,042	13,966
Registration	26,445	23,261
Insurance	20,080	6,430
Custodian	18,080	6,915
Audit	16,932	16,932
Pricing	360	523
Miscellaneous	62,260	32,130
Total Expenses	3,795,189	1,297,514

Less: Investment advisory fees waived	—	—
Net Expenses	3,795,189	1,297,514
Net Investment Income (Loss)	2,531,460	368,663

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities transactions	34,608,923	12,626,624
Net change in unrealized appreciation of investment securities	44,451,919	21,170,391
Net Realized and Unrealized Gain on Investments	79,060,842	33,797,015
Net Increase in Net Assets from Operations	$81,592,302	$34,165,678

24	Annual Financial Statements | October 31, 2025

Rock Oak Core Growth Fund	River Oak Discovery Fund	Red Oak Technology Select Fund	Black Oak Emerging Technology Fund	Live Oak Health Sciences Fund

$136,848	$283,706	$5,527,089	$330,851	$527,348
3,043	4,038	19,937	8,303	6,189
9,490	46,158	342,515	101,993	73,672
—	(342)	(69,084)	(628)	(17,028)
149,381	333,560	5,820,457	440,519	590,181

91,900	157,829	4,995,651	439,111	367,760
12,339	15,925	288,133	31,911	28,322
1,182	1,697	238,870	14,248	8,648
2,627	4,391	134,986	12,114	10,382
2,531	4,303	130,281	11,876	10,044
16,714	17,042	51,360	30,509	21,339
2,622	2,545	47,700	8,390	4,934
20,990	22,698	27,403	21,563	23,751
579	1,122	32,339	2,822	2,597
1,832	2,331	28,084	3,743	3,472
16,932	15,932	16,932	16,932	16,932
449	385	394	555	436
15,065	15,756	68,825	26,876	19,764
185,762	261,956	6,060,958	620,650	518,381

(30,441)	—	—	—	—
155,321	261,956	6,060,958	620,650	518,381
(5,940)	71,604	(240,501)	(180,131)	71,800

773,948	(74,367)	49,880,354	3,548,960	1,076,012
560,885	1,319,149	141,584,602	9,027,607	1,686,699
1,334,833	1,244,782	191,464,956	12,576,567	2,762,711
$1,328,893	$1,316,386	$191,224,455	$12,396,436	$2,834,511

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	25

Statements of Changes in Net Assets

	White Oak Select Growth Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
INVESTMENT ACTIVITIES
Net investment income (loss)	$2,531,460	$2,362,632
Net realized gain on investment securities transactions	34,608,923	44,073,218
Net change in unrealized appreciation of investments securities	44,451,919	65,373,023
Net Increase in Net Assets Resulting from Operations	81,592,302	111,808,873

DISTRIBUTIONS TO SHAREHOLDERS FROM
Earnings	(45,036,879)	(18,013,447)
Total Distributions	(45,036,879)	(18,013,447)

CAPITAL TRANSACTIONS
Proceeds from shares sold	3,146,496	5,877,784
Reinvestment of distributions	42,931,304	16,975,670
Amount paid for shares redeemed	(36,616,354)	(40,035,247)
Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	9,461,446	(17,181,793)

Total Increase in Net Assets	46,016,869	76,613,633

NET ASSETS
Beginning of year	412,910,861	336,297,228
End of year	$458,927,730	$412,910,861

SHARE TRANSACTIONS
Shares sold	21,979	41,311
Shares issued in reinvestment of distributions	311,435	131,523
Shares redeemed	(253,949)	(285,683)
Net Increase (Decrease) in Shares Outstanding	79,465	(112,849)

26	Annual Financial Statements | October 31, 2025

Pin Oak Equity Fund		Rock Oak Core Growth Fund
For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024

$368,663	$450,014	$(5,940)	$58,936
12,626,624	21,307,166	773,948	18,999
21,170,391	12,622,524	560,885	3,154,228
34,165,678	34,379,704	1,328,893	3,232,163

(20,556,655)	(9,647,828)	(57,667)	(78,194)
(20,556,655)	(9,647,828)	(57,667)	(78,194)

1,908,327	2,033,239	278,678	270,043
18,753,452	8,412,114	37,723	49,387
(17,671,839)	(17,907,746)	(1,255,192)	(715,214)
2,989,940	(7,462,393)	(938,791)	(395,784)

16,598,963	17,269,483	332,435	2,758,185

132,992,759	115,723,276	12,409,715	9,651,530
$149,591,722	$132,992,759	$12,742,150	$12,409,715

22,783	25,128	13,864	16,347
241,575	111,022	1,941	2,933
(214,542)	(218,696)	(62,740)	(40,078)
49,816	(82,546)	(46,935)	(20,798)

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	27

Statements of Changes in Net Assets

	River Oak Discovery Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
INVESTMENT ACTIVITIES
Net investment income (loss)	$71,604	$44,942
Net realized gain (loss) on investment securities transactions	(74,367)	(10,298)
Net change in unrealized appreciation of investments securities	1,319,149	4,402,524
Net Increase in Net Assets Resulting from Operations	1,316,386	4,437,168

DISTRIBUTIONS TO SHAREHOLDERS FROM
Earnings	—	—
Total Distributions	—	—

CAPITAL TRANSACTIONS
Proceeds from shares sold	311,708	544,813
Reinvestment of distributions	—	—
Amount paid for shares redeemed	(2,296,881)	(3,448,151)
Net Decrease in Net Assets Resulting from Capital Transactions	(1,985,173)	(2,903,338)

Total Increase (Decrease) in Net Assets	(668,787)	1,533,830

NET ASSETS
Beginning of year	22,591,137	21,057,307
End of year	$21,922,350	$22,591,137

SHARE TRANSACTIONS
Shares sold	18,026	32,259
Shares issued in reinvestment of distributions	—	—
Shares redeemed	(135,802)	(201,217)
Net Decrease in Shares Outstanding	(117,776)	(168,958)

28	Annual Financial Statements | October 31, 2025

Red Oak Technology Select Fund		Black Oak Emerging Technology Fund
For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024

$(240,501)	$2,239	$(180,131)	$(125,314)
49,880,354	29,911,776	3,548,960	4,599,435
141,584,602	164,613,614	9,027,607	11,786,658
191,224,455	194,527,629	12,396,436	16,260,779

(28,119,783)	(23,542,289)	(4,322,225)	(2,103,329)
(28,119,783)	(23,542,289)	(4,322,225)	(2,103,329)

29,754,150	44,805,375	2,532,067	1,667,346
26,785,268	22,076,791	3,796,669	1,596,715
(87,537,259)	(92,108,034)	(6,707,012)	(6,294,431)
(30,997,841)	(25,225,868)	(378,276)	(3,030,370)

132,106,831	145,759,472	7,695,935	11,127,080

649,646,314	503,886,842	59,776,760	48,649,680
$781,753,145	$649,646,314	$67,472,695	$59,776,760

600,155	1,003,260	330,575	232,475
557,446	558,199	516,554	221,458
(1,787,841)	(2,109,901)	(890,779)	(867,722)
(630,240)	(548,442)	(43,650)	(413,789)

The accompanying notes are an integral part of the financial statements.

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Statements of Changes in Net Assets

	Live Oak Health Sciences Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
INVESTMENT ACTIVITIES
Net investment income	$71,800	$18,115
Net realized gain on investment securities transactions	1,076,012	1,645,299
Net change in unrealized appreciation of investments securities	1,686,699	5,720,354
Net Increase in Net Assets Resulting from Operations	2,834,511	7,383,768

DISTRIBUTIONS TO SHAREHOLDERS FROM
Earnings	(1,269,935)	(3,139,991)
Total Distributions	(1,269,935)	(3,139,991)

CAPITAL TRANSACTIONS
Proceeds from shares sold	1,395,195	752,111
Reinvestment of distributions	1,145,124	2,742,845
Amount paid for shares redeemed	(5,020,041)	(5,360,752)
Net Decrease in Net Assets Resulting from Capital Transactions	(2,479,722)	(1,865,796)

Total Increase (Decrease) in Net Assets	(915,146)	2,377,981

NET ASSETS
Beginning of year	52,517,777	50,139,796
End of year	$51,602,631	$52,517,777

SHARE TRANSACTIONS
Shares sold	65,569	35,340
Shares issued in reinvestment of distributions	56,466	133,862
Shares redeemed	(239,735)	(251,552)
Net Decrease in Shares Outstanding	(117,700)	(82,350)

30	Annual Financial Statements | October 31, 2025

OAK ASSOCIATES FUNDS

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Financial Highlights
For a share outstanding throughout each year

	Net Asset Value Beginning of Year	Net Investment Income (Loss)(a)	Realized and Unrealized Gain (Loss) in Securities	Total from Operations	Dividends from Net Investment Income
White Oak Select Growth Fund
For the year ended October 31, 2025	$150.85	0.88	27.84	28.72	(0.92)
For the year ended October 31, 2024	$117.99	0.83	38.46	39.29	(0.86)
For the year ended October 31, 2023	$105.61	0.87	12.04	12.91	(0.53)
For the year ended October 31, 2022	$145.00	0.52	(32.42)	(31.90)	(0.41)
For the year ended October 31, 2021	$107.21	0.35	40.49	40.84	(0.74)
Pin Oak Equity Fund
For the year ended October 31, 2025	$87.28	0.23	21.25	21.48	(0.28)
For the year ended October 31, 2024	$72.04	0.28	21.17	21.45	(0.30)
For the year ended October 31, 2023	$65.24	0.25	6.64	6.89	(0.09)
For the year ended October 31, 2022	$96.35	0.11	(21.82)	(21.71)	(0.08)
For the year ended October 31, 2021	$70.93	0.01	29.02	29.03	(0.60)
Rock Oak Core Growth Fund
For the year ended October 31, 2025	$19.60	(0.01)	2.23	2.22	(0.05)
For the year ended October 31, 2024	$14.76	0.09	4.87	4.96	(0.12)
For the year ended October 31, 2023	$14.95	0.10	(0.14)	(0.04)	(0.05)
For the year ended October 31, 2022	$18.68	0.02	(2.97)	(2.95)	—
For the year ended October 31, 2021	$16.80	(0.03)	4.75	4.72	(0.03)
River Oak Discovery Fund
For the year ended October 31, 2025	$17.95	0.06	1.21	1.27	—
For the year ended October 31, 2024	$14.75	0.03	3.17	3.20	—
For the year ended October 31, 2023	$15.56	— (c)	(0.79)	(0.79)	(0.02	)(d)
For the year ended October 31, 2022	$21.29	0.02	(2.61)	(2.59)	—
For the year ended October 31, 2021	$15.14	(0.09)	8.78	8.69	—

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on Fund distributions or redemption of Fund shares.
(c)	Less than $0.005 per share.
(d)	Includes return of capital of $0.01.

32	Annual Financial Statements | October 31, 2025

Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return(b)	Net Assets, End of Year (000)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate

(15.72)	(16.64)	$162.93	21.04%	$458,928	0.90%	0.60%	0.90%	11%
(5.57)	(6.43)	$150.85	34.22%	$412,911	0.92%	0.59%	0.92%	6%
—	(0.53)	$117.99	12.28%	$336,297	0.93%	0.76%	0.93%	3%
(7.08)	(7.49)	$105.61	(23.43)%	$321,388	0.91%	0.42%	0.91%	10%
(2.31)	(3.05)	$145.00	38.74%	$459,548	0.89%	0.27%	0.89%	5%

(13.41)	(13.69)	$95.07	28.13%	$149,592	0.95%	0.27%	0.95%	7%
(5.91)	(6.21)	$87.28	31.08%	$132,993	0.97%	0.34%	0.97%	10%
—	(0.09)	$72.04	10.59%	$115,723	0.98%	0.37%	0.98%	6%
(9.32)	(9.40)	$65.24	(24.95)%	$125,307	0.95%	0.15%	0.95%	15%
(3.01)	(3.61)	$96.35	42.09%	$201,444	0.91%	0.01%	0.91%	6%

(0.04)	(0.09)	$21.73	11.39%	$12,742	1.25%	(0.05)%	1.49%	12%
—	(0.12)	$19.60	33.73%	$12,410	1.25%	0.51%	1.53%	11%
(0.10)	(0.15)	$14.76	(0.29)%	$9,652	1.25%	0.67%	1.60%	12%
(0.78)	(0.78)	$14.95	(16.52)%	$10,140	1.25%	0.12%	1.50%	21%
(2.81)	(2.84)	$18.68	29.72%	$12,632	1.25%	(0.15)%	1.40%	14%

—	—	$19.22	7.08%	$21,922	1.23%	0.34%	1.23%	9%
—	—	$17.95	21.69%	$22,591	1.20%	0.20%	1.20%	15%
—	(0.02)	$14.75	(5.06)%	$21,057	1.16%	(0.01)%	1.16%	42%
(3.14)	(3.14)	$15.56	(14.59)%	$21,886	1.21%	0.09%	1.21%	28%
(2.54)	(2.54)	$21.29	60.96%	$23,705	1.22%	(0.44)%	1.23%	29%

The accompanying notes are an integral part of the financial statements.

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Financial Highlights
For a share outstanding throughout each year

	Net Asset Value Beginning of Year	Net Investment Income (Loss)(a)	Realized and Unrealized Gain (Loss) in Securities	Total from Operations	Dividends from Net Investment Income
Red Oak Technology Select Fund
For the year ended October 31, 2025	$47.22	(0.02)	14.42	14.40	—
For the year ended October 31, 2024	$35.22	— (c)	13.67	13.67	(0.07)
For the year ended October 31, 2023	$29.27	0.07	7.30	7.37	(0.02)
For the year ended October 31, 2022	$44.46	0.18	(10.79)	(10.61)	(0.32)
For the year ended October 31, 2021	$33.97	0.02	12.17	12.19	(0.12)
Black Oak Emerging Technology Fund
For the year ended October 31, 2025	$7.92	(0.02)	1.67	1.65	—
For the year ended October 31, 2024	$6.11	(0.02)	2.10	2.08	—
For the year ended October 31, 2023	$6.44	(0.02)	(0.19)	(0.21)	—
For the year ended October 31, 2022	$9.43	(0.03)	(1.96)	(1.99)	—
For the year ended October 31, 2021	$6.47	(0.05)	3.50	3.45	—
Live Oak Health Sciences Fund
For the year ended October 31, 2025	$21.68	0.03	1.21	1.24	—
For the year ended October 31, 2024	$20.02	0.01	2.94	2.95	(0.14)
For the year ended October 31, 2023	$21.37	0.07	(1.30)	(1.23)	(0.07)
For the year ended October 31, 2022	$22.00	0.06	0.78	0.84	(0.04)
For the year ended October 31, 2021	$18.10	0.03	5.22	5.25	(0.15)

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on Fund distributions or redemption of Fund shares.
(c)	Less than $0.005 per share.

34	Annual Financial Statements | October 31, 2025

Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Year	Total Return(b)	Net Assets, End of Year (000)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate

(2.07)	(2.07)	$59.55	31.53%	$781,753	0.90%	(0.04)%	0.90%	4%
(1.60)	(1.67)	$47.22	39.73%	$649,646	0.92%	0.00%	0.92%	0%
(1.40)	(1.42)	$35.22	26.55%	$503,887	0.94%	0.20%	0.94%	0%
(4.26)	(4.58)	$29.27	(27.15)%	$441,922	0.92%	0.49%	0.92%	13%
(1.58)	(1.70)	$44.46	36.78%	$687,919	0.90%	0.05%	0.90%	6%

(0.58)	(0.58)	$8.99	22.40%	$67,473	1.05%	(0.30)%	1.05%	7%
(0.27)	(0.27)	$7.92	34.48%	$59,777	1.06%	(0.22)%	1.06%	6%
(0.12)	(0.12)	$6.11	(3.34)%	$48,650	1.07%	(0.26)%	1.07%	17%
(1.00)	(1.00)	$6.44	(24.06)%	$52,441	1.03%	(0.39)%	1.03%	25%
(0.49)	(0.49)	$9.43	54.92%	$69,094	1.01%	(0.61)%	1.01%	14%

(0.53)	(0.53)	$22.39	5.98%	$51,603	1.04%	0.14%	1.04%	24%
(1.15)	(1.29)	$21.68	15.12%	$52,518	1.03%	0.03%	1.03%	11%
(0.05)	(0.12)	$20.02	(5.80)%	$50,140	1.02%	0.36%	1.02%	47%
(1.43)	(1.47)	$21.37	3.95%	$57,340	1.02%	0.30%	1.02%	47%
(1.20)	(1.35)	$22.00	30.23%	$55,188	1.00%	0.17%	1.00%	17%

The accompanying notes are an integral part of the financial statements.

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Notes to Financial Statements

As of October 31, 2025

1. ORGANIZATION:

The Oak Associates Funds (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with seven diversified funds: White Oak Select Growth Fund, Pin Oak Equity Fund, Rock Oak Core Growth Fund, River Oak Discovery Fund, Red Oak Technology Select Fund, Black Oak Emerging Technology Fund, and Live Oak Health Sciences Fund (collectively referred to as the “Funds” and individually referred to as a “Fund”). The investment objective of each Fund is to seek long-term capital growth. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment objective, policies and strategies.

The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Principal Executive Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates – These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures of contingent assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon the sale of the securities.

Security Valuation – All investments in securities are recorded at their estimated fair value. Investments in equity securities, which are traded on a national exchange, are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities, which are reported on the Nasdaq national market system are valued at the official closing price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price.

36	Annual Financial Statements | October 31, 2025

Notes to Financial Statements

As of October 31, 2025

Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value, in the absence of a current quoted bid price. Investments in repurchase agreements are generally valued at par each business day.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”) as determined by those funds each business day.

Securities for which market prices are not “readily available” are valued in good faith by the Funds’ adviser, Oak Associates, ltd. (“Oak” or the “Adviser”) as “valuation designee” under the oversight of the Funds’ Board of Trustees (the “Board”). The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Oak may, in turn and subject to its oversight, delegate pricing of securities for which market prices are readily available to the Funds’ administrator. All fair valuation determinations shall be made by Oak’s Fair Value Committee (the “Committee”), in accordance with policies and procedures established by the Adviser. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government–imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Security Transactions and Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date) for financial reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes (a portion of which may be reclaimable) on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Expenses – Expenses that are directly related to one of the Funds are charged to that Fund. Expenses not directly billed to a particular Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable allocation method.

Repurchase Agreements – The Funds may invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase

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Notes to Financial Statements

As of October 31, 2025

agreement. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Master Agreements and Netting Arrangements – Certain Funds may participate in various repurchase agreements, such as, but not limited to Master Repurchase Agreements, which govern the terms of certain transactions with select counterparties (collectively “Master Agreements”). These Master Agreements generally include provisions for general obligations, agreements, representations, collateral and provisions for events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit-related events that if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination or default event, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. An election made by a counterparty to terminate a transaction early under a Master Agreement could have an adverse impact on a Fund’s financial statements. Master Agreements can also help limit counterparty risk by requiring collateral posting arrangements at pre-arranged exposure levels. Collateral under the Master Agreements is usually in the form of cash, U.S. Treasury or U.S. Government agency securities, but may include other types of securities. There can be no assurance that the Master Agreements will be successful in limiting credit or counterparty risk.

Securities Lending – The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank National Association (the “Agent”). Under the terms of the SLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”), as noted in each lending Fund’s respective Schedule of Investments. Alternatively, at each Fund’s discretion, cash collateral may be invested in the First American Government Obligations Fund, a series of First American Funds, Inc. (“First American”). Each of First American and Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The contractual maturity of repurchase agreements are on an overnight and continuous basis. Cash and cash equivalent collateral on securities lending transactions are on an overnight and continuous basis.

38	Annual Financial Statements | October 31, 2025

Notes to Financial Statements

As of October 31, 2025

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of October 31, 2025:

Fund	Market Value of Securities on Loan	Cash Collateral Received
White Oak Select Growth Fund	$16,003,038	$16,310,040
Pin Oak Equity Fund	5,502,168	5,647,964
Rock Oak Core Growth Fund	2,329,633	2,363,930
River Oak Discovery Fund	3,330,209	3,419,280
Black Oak Emerging Technology Fund	5,113,247	5,203,456
Live Oak Health Sciences Fund	11,749,626	11,950,511

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid to shareholders on an annual basis, as applicable. Net realized capital gains on sales of securities, if any, are distributed to shareholders at least annually. Distributions to shareholders are determined in accordance with income tax regulations and are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either accumulated earnings, or from paid-in capital, depending upon the type of book/tax differences that may exist.

3. FAIR VALUE MEASUREMENTS:

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Inputs may be observable and unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

The three-tier hierarchy is summarized as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date, including but not limited to:

Equity Securities – investments for which market quotations are readily available that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Investment Companies – investments in open-end registered investment companies which are valued at their closing NAV.

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Notes to Financial Statements

As of October 31, 2025

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities inactive markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability, including but not limited to:

Repurchase Agreements – investments in overnight tri-party repurchase agreements which are valued at par.

All Securities – quoted prices for similar securities, including matrix pricing; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, prices using other observable correlated market inputs.

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset and liability at the measurement date, including but not limited to:

All Securities – modeling or manual pricing based on the Adviser’s own assumptions in determining fair value of investments; or, the significant use of other unobservable or very stale inputs within fair valuation.

The following is a summary of the inputs used to value each Fund’s investments as of October 31, 2025:

	Level 1	Level 2	Level 3	Total
WHITE OAK SELECT GROWTH FUND
Common Stocks	$455,553,242	$—	$—	$455,553,242
Short-Term Investments:
Repurchase Agreements	—	3,282,845	—	3,282,845
Collateral for Securities Loaned*	—	—	—	16,310,040
Total	$455,553,242	$3,282,845	$—	$475,146,127

	Level 1	Level 2	Level 3	Total
PIN OAK EQUITY FUND
Common Stocks	$148,295,598	$—	$—	$148,295,598
Short-Term Investments:
Repurchase Agreements	—	1,390,803	—	1,390,803
Collateral for Securities Loaned*	—	—	—	5,647,964
Total	$148,295,598	$1,390,803	$—	$155,334,365

	Level 1	Level 2	Level 3	Total
ROCK OAK CORE GROWTH FUND
Common Stocks	$12,619,609	$—	$—	$12,619,609
Short-Term Investments:
Repurchase Agreements	—	127,915	—	127,915
Collateral for Securities Loaned*	—	—	—	2,363,930
Total	$12,619,609	$127,915	$—	$15,111,454

40	Annual Financial Statements | October 31, 2025

Notes to Financial Statements

As of October 31, 2025

	Level 1	Level 2	Level 3	Total
RIVER OAK DISCOVERY FUND
Common Stocks	$21,501,435	$—	$—	$21,501,435
Short-Term Investments:
Repurchase Agreements	—	430,363	—	430,363
Collateral for Securities Loaned*	—	—	—	3,419,280
Total	$21,501,435	$430,363	$—	$25,351,078

	Level 1	Level 2	Level 3	Total
RED OAK TECHNOLOGY SELECT FUND
Common Stocks	$778,477,868	$—	$—	$778,477,868
Short-Term Investments:
Repurchase Agreements	—	3,756,242	—	3,756,242
Total	$778,477,868	$3,756,242	$—	$782,234,110

	Level 1	Level 2	Level 3	Total
BLACK OAK EMERGING TECHNOLOGY FUND
Common Stocks	$64,405,036	$—	$—	$64,405,036
Short-Term Investments:
Repurchase Agreements	—	3,126,070	—	3,126,070
Collateral for Securities Loaned*	—	—	—	5,203,456
Total	$64,405,036	$3,126,070	$—	$72,734,562

	Level 1	Level 2	Level 3	Total
LIVE OAK HEALTH SCIENCES FUND
Common Stocks	$51,393,664	$—	$—	$51,393,664
Short-Term Investments:
Repurchase Agreements	—	198,735	—	198,735
Collateral for Securities Loaned*	—	—	—	11,950,511
Total	$51,393,664	$198,735	$—	$63,542,910

*	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

The above tables are presented by levels of disaggregation for each asset class. For detailed descriptions of the underlying industries, see the accompanying Schedules of Investments. There were no Level 3 securities held during the period.

1-888-462-5386 | www.oakfunds.com	41

Notes to Financial Statements

As of October 31, 2025

4. FEES AND OTHER RELATED PARTY TRANSACTIONS:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.74% of the average daily net assets of each Fund. The Adviser has contractually agreed through February 28, 2026 to waive all or a portion of its fees (and to reimburse the Funds’ expenses if necessary) in order to limit Fund total operating expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to not more than 1.25% of the average daily net assets of White Oak Select Growth Fund, Pin Oak Equity Fund, Rock Oak Core Growth Fund and River Oak Discovery Fund and 1.35% of the average daily net assets of Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund. There is no recoupment arrangement in place for advisory fees waived or expenses reimbursed.

The following table lists the contractual advisory fees and fee waivers that were in effect during the fiscal year ended October 31, 2025:

Advisory Fees as a Percentage of Average Net Assets

Fund	Annual Rate	Fee Waiver	Net Annual Rate
White Oak Select Growth Fund	0.74%	—	0.74%
Pin Oak Equity Fund	0.74%	—	0.74%
Rock Oak Core Growth Fund	0.74%	(0.24)%	0.50%
River Oak Discovery Fund	0.74%	—	0.74%
Red Oak Technology Select Fund	0.74%	—	0.74%
Black Oak Emerging Technology Fund	0.74%	—	0.74%
Live Oak Health Sciences Fund	0.74%	—	0.74%

Ultimus Fund Solutions, LLC (“Ultimus”) provides the Funds with administration, fund accounting and transfer agency services, including all regulatory reporting. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing its portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to each Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers and trustees of the Trust are also officers of the Adviser, Ultimus and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers or trustees to the Trust.

42	Annual Financial Statements | October 31, 2025

Notes to Financial Statements

As of October 31, 2025

5. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the fiscal year ended October 31, 2025 were as follows:

Fund	Purchases	Sales
White Oak Select Growth Fund	$43,556,262	$69,492,439
Pin Oak Equity Fund	9,252,983	24,272,641
Rock Oak Core Growth Fund	1,468,806	2,409,567
River Oak Discovery Fund	1,781,647	3,404,193
Red Oak Technology Select Fund	24,188,239	84,718,623
Black Oak Emerging Technology Fund	4,102,016	11,211,921
Live Oak Health Sciences Fund	11,596,562	14,184,593

6. FEDERAL INCOME TAXES AND TAX BASIS INFORMATION:

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds has qualified and intends to continue to qualify as a separate “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. The character of dividends from net investment income or distributions from net realized gains made during the year, and the timing may differ from the year that the income or realized gains (losses) were recorded by the Funds. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. These differences are primarily due to differences in the treatment of net operating losses, utilization of earnings and profits distributed to shareholders on redemptions of shares, non-deductible expenses from partnerships, and certain other investments.

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Notes to Financial Statements

As of October 31, 2025

Accordingly, the following permanent differences have been reclassified to/from the following accounts:

Fund	Accumulated Earnings (Deficit)	Paid-in Capital
White Oak Select Growth Fund	$(1,715,744)	$1,715,744
Pin Oak Equity Fund	(871,805)	871,805
Rock Oak Core Growth Fund	(28,173)	28,173
River Oak Discovery Fund	9,792	(9,792)
Red Oak Technology Select Fund	(3,272,044)	3,272,044
Black Oak Emerging Technology Fund	(55,111)	55,111
Live Oak Health Sciences Fund	(33,329)	33,329

The tax character of the distributions paid by the Funds for the fiscal year ended October 31, 2025 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Total
White Oak Select Growth Fund	$2,489,327	$42,547,552	$45,036,879
Pin Oak Equity Fund	424,660	20,131,995	20,556,655
Rock Oak Core Growth Fund	19,022	38,645	57,667
Red Oak Technology Select Fund	—	28,119,783	28,119,783
Black Oak Emerging Technology Fund	—	4,322,225	4,322,225
Live Oak Health Sciences Fund	—	1,269,935	1,269,935

The tax character of the distributions paid by the Funds for the fiscal year ended October 31, 2024 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Total
White Oak Select Growth Fund	$2,414,967	$15,598,480	$18,013,447
Pin Oak Equity Fund	468,648	9,179,180	9,647,828
Rock Oak Core Growth Fund	78,194	—	78,194
Red Oak Technology Select Fund	258,413	23,283,876	23,542,289
Black Oak Emerging Technology Fund	—	2,103,329	2,103,329
Live Oak Health Sciences Fund	351,642	2,788,349	3,139,991

44	Annual Financial Statements | October 31, 2025

Notes to Financial Statements

As of October 31, 2025

As of October 31, 2025, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Net Investment Income	Accumulated Capital Gain	Unrealized Appreciation	Cumulative Effect of Timing Differences	Total
White Oak Select Growth Fund	$1,996,102	$32,893,195	$277,949,919	$—	$312,839,216
Pin Oak Equity Fund	325,322	11,754,756	89,762,292	—	101,842,370
Rock Oak Core Growth Fund	—	714,282	5,524,849	(61,873)	6,177,258
River Oak Discovery Fund	—	—	9,257,631	(2,567,166)	6,690,465
Red Oak Technology Select Fund	230,207	45,645,940	607,596,253	—	653,472,400
Black Oak Emerging Technology Fund	—	3,323,252	38,450,030	(423,002)	41,350,280
Live Oak Health Sciences Fund	—	1,019,754	22,355,422	(126,187)	23,248,989

As of October 31, 2025, the difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to wash sales, return of capital adjustments and partnership basis adjustments.

Rock Oak Core Growth Fund, River Oak Discovery Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund elected to defer to the fiscal year ending October 31, 2026, late year ordinary losses in the amount of $61,873, $55,682, $423,002, and $126,187, respectively.

As of October 31, 2025, River Oak Discovery Fund had short-term and long-term capital loss carryforwards available to offset future gains of $2,017,707 and $493,777, respectively. Capital loss carryforwards are not subject to expiration.

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Notes to Financial Statements

As of October 31, 2025

At October 31, 2025, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows:

Fund	Federal Tax Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
White Oak Select Growth Fund	$197,196,208	$280,111,983	$(2,162,064)	$277,949,919
Pin Oak Equity Fund	65,572,073	91,497,238	(1,734,946)	89,762,292
Rock Oak Core Growth Fund	9,586,605	5,699,230	(174,381)	5,524,849
River Oak Discovery Fund	16,093,447	9,427,779	(170,148)	9,257,631
Red Oak Technology Select Fund	174,637,857	609,017,232	(1,420,979)	607,596,253
Black Oak Emerging Technology Fund	34,284,532	38,552,254	(102,224)	38,450,030
Live Oak Health Sciences Fund	41,187,488	22,789,577	(434,155)	22,355,422

Management evaluates the Funds’ tax positions to determine if the taken tax positions meet the minimum recognition threshold by measuring and recognizing tax liabilities in the Financial Statements. The threshold is established by accounting for uncertainties in income tax positions, taken or expected. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that as of and for the fiscal year ended October 31, 2025, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years (current and prior three tax years) for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7. CONCENTRATION OF CREDIT RISK AND OWNERSHIP:

As of October 31, 2025, Live Oak Health Sciences Fund invested greater than 25% of its net assets in securities in the Health Care sector. As of October 31, 2025, Rock Oak Core Growth Fund and River Oak Discovery Fund invested greater than 25% of their net assets in securities in the Industrials sector. As of October 31, 2025, White Oak Select Growth Fund, Pin Oak Equity Fund, River Oak Discovery Fund, Red Oak Technology Select Fund and Black Oak Emerging Technology Fund invested greater than 25% of their net assets in securities in the Technology sector. Therefore, each of these Funds may be more affected by economic developments in those sectors than a general equity fund would be.

46	Annual Financial Statements | October 31, 2025

Notes to Financial Statements

As of October 31, 2025

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however based on experience, the risk of loss from such claims is considered remote.

From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on a Fund.

As of October 31, 2025, the Vanita B. Oelschlager Trust owned 28.79% of Rock Oak Core Growth Fund and the James D. Oelschlager Trust owned 32.76% of River Oak Discovery Fund.

8. TRUSTEE AND OFFICERS FEES:

As of October 31, 2025, there were six Trustees, four of whom are not “interested persons” (within the meaning of the 1940 Act) of the Trust (the “Independent Trustees”). Each Independent Trustee receives a retainer at an annual rate of $70,000 per year. The chairperson of the Audit Committee receives an additional retainer of $8,000 per year, the Chairperson of the Nominating Committee receives an additional retainer of $750 per calendar quarter, and the Lead Independent Trustee receives an additional retainer of $17,000 per year.

The Independent Trustees who do not serve as chairpersons of the applicable Board committee are not paid an additional fee from the Trust for attendance at and/or participation in such meetings of the various committees of the Board. The Independent Trustees are also reimbursed for meeting-related expenses. Officers of the Trust and Trustees who are interested persons of the Trust receive no salary or fees from the Trust, although they may be reimbursed for meeting-related expenses.

9. INDEMNIFICATIONS:

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses, which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

10. SUBSEQUENT EVENTS:

Management has evaluated events or transactions from October 31, 2025, through the date these financial statements were issued, that would merit recognition or disclosure in the financial statements. There were no other subsequent events to report that would have a material impact to the Funds’ financial statements.

1-888-462-5386 | www.oakfunds.com	47

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

Oak Associates Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Oak Associates Funds comprising White Oak Select Growth Fund, Pin Oak Equity Fund, Rock Oak Core Growth Fund, River Oak Discovery Fund, Red Oak Technology Select Fund, Black Oak Emerging Technology Fund, and Live Oak Health Sciences Fund (the “Funds”) as of October 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2009.

COHEN & COMPANY, LTD.

Cleveland, Ohio

December 24, 2025

48	Annual Financial Statements | October 31, 2025

Additional Information

As of October 31, 2025 (Unaudited)

UNAUDITED TAX INFORMATION:

White Oak Select Growth Fund, Pin Oak Equity Fund, Rock Oak Core Growth Fund, River Oak Discovery Fund, Red Oak Technology Select Fund, Black Oak Emerging Technology Fund, and Live Oak Health Sciences Fund designate 100%, 100%, 100%, 0%, 0%, 0%, and 0%, respectively, of the income dividends distributed between January 1, 2024 and December 31, 2024, as qualified dividend income as defined in Section 1(h)(11) of the Internal Revenue Code.

Pursuant to Section 854(b)(2) of the Internal Revenue Code, White Oak Select Growth Fund, Pin Oak Equity Fund, Rock Oak Core Growth Fund, River Oak Discovery Fund, Red Oak Technology Select Fund, Black Oak Emerging Technology Fund, and Live Oak Health Sciences Fund designate 100%, 100%, 100%, 0%, 0%, 0%, and 0%, respectively, of the ordinary income dividends distributed between January 1, 2024 and December 31, 2024, as qualifying for the corporate dividends received deduction.

In early 2025, if applicable, shareholders of record should have received this information for the distributions paid to them by the Funds during the calendar year 2024 via Form 1099. The Funds will notify shareholders in early 2026 of amounts paid to them by the Funds, if any, during the calendar year 2025.

Pursuant to Section 852(b)(3) of the Internal Revenue Code, White Oak Select Growth Fund, Pin Oak Equity Fund, Rock Oak Core Growth Fund, Red Oak Technology Select Fund, Black Oak Emerging Technology Fund, and Live Oak Health Sciences Fund designated $44,263,296, $21,003,800, $67,248, $31,391,827, 4,547,855, and $1,325,899 as long-term capital gain dividends, respectively.

PROXY VOTING POLICIES AND VOTING RECORD:

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30 are available without charge, upon request: (1) by calling the Funds at 1-888-462-5386; and (2) from Fund documents filed with the Securities and Exchange Commission (the “SEC”) on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS:

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov and on the Funds’ website at www.oakfunds.com.

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Additional Information

As of October 31, 2025 (Unaudited)

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS:

There were no changes in or disagreements with accountants during the period covered by this report.

PROXY DISCLOSURES:

Not applicable.

REMUNERATION PAID TO DIRECTORS, OFFICERS AND OTHERS:

Refer to the financial statements included herein.

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY AGREEMENT:

Not applicable.

50	Annual Financial Statements | October 31, 2025

CONTACT US

By Mail

Oak Associates Funds

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

By Telephone 1-888-462-5386 Monday through Friday, 8:00 a.m. to 6:00 p.m. ET

On The Web www.oakfunds.com

Click on the My Oak Account section to take advantage of these features:

●	Trade Online

●	Access and Update Account Information

●	Go Paperless with eDelivery

●	View and download account history

●	Establish a systematic investment plan

The Trust files its complete schedule of portfolio holdings of each Fund monthly on Form N-PORT, with every third month made available to the public by the Securities and Exchange Commission sixty days after the end of the Funds’ fiscal quarter.

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-462-5386; and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

This report has been prepared for Oak Associates Funds Shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

Oak Associates Funds are distributed by Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics attached hereto.

(a)(2)	Not applicable

(a)(3)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(4)	Not applicable

(a)(5)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Oak Associates Funds

By (Signature and Title)	/s/ Charles A. Kiraly
Charles A. Kiraly, President

Date	12/30/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Charles A. Kiraly
Charles A. Kiraly, President and Principal Executive Officer

Date	12/30/2025

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Principal Financial Officer

Date	12/30/2025